UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

December 31, 2015

MFS® BLENDED RESEARCH® CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

12/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.5%
Aerospace - 3.9%
Northrop Grumman Corp.	63,082	$11,910,514
Textron, Inc.	225,605	9,477,666
United Technologies Corp.	135,141	12,982,996

		$34,371,176
Airlines - 1.3%
Delta Air Lines, Inc.	63,625	$3,225,151
United Continental Holdings, Inc. (a)	141,040	8,081,592

		$11,306,743
Apparel Manufacturers - 0.3%
NIKE, Inc., “B”	41,104	$2,569,000

Automotive - 1.8%
Goodyear Tire & Rubber Co.	310,232	$10,135,279
Johnson Controls, Inc.	150,893	5,958,765

		$16,094,044
Biotechnology - 3.7%
Celgene Corp. (a)	138,390	$16,573,586
Gilead Sciences, Inc.	155,671	15,752,348

		$32,325,934
Business Services - 2.9%
Accenture PLC, “A”	53,947	$5,637,462
Cognizant Technology Solutions Corp., “A” (a)	152,122	9,130,362
FleetCor Technologies, Inc. (a)	77,049	11,012,614

		$25,780,438
Cable TV - 2.3%
Charter Communications, Inc., “A” (a)	43,532	$7,970,709
Comcast Corp., “A”	209,629	11,829,364

		$19,800,073
Chemicals - 2.3%
LyondellBasell Industries N.V., “A”	143,715	$12,488,834
Monsanto Co.	74,363	7,326,243

		$19,815,077
Computer Software - 2.6%
Intuit, Inc.	121,365	$11,711,723
Microsoft Corp.	194,047	10,765,728

		$22,477,451
Computer Software - Systems - 4.5%
Apple, Inc.	213,219	$22,443,432
EMC Corp.	379,275	9,739,782
EPAM Systems, Inc. (a)	40,442	3,179,550
Ingram Micro, Inc., “A”	141,971	4,313,079

		$39,675,843
Construction - 0.9%
Sherwin-Williams Co.	31,381	$8,146,508

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - 1.3%
Procter & Gamble Co.	147,927	$11,746,883

Consumer Services - 0.2%
Priceline Group, Inc. (a)	1,675	$2,135,541

Electrical Equipment - 0.8%
General Electric Co.	232,071	$7,229,012

Electronics - 2.0%
Avago Technologies Ltd.	35,884	$5,208,563
Broadcom Corp., “A”	169,415	9,795,575
Intel Corp.	68,662	2,365,406

		$17,369,544
Energy - Independent - 3.3%
EOG Resources, Inc.	138,807	$9,826,148
Marathon Petroleum Corp.	237,765	12,325,738
Noble Energy, Inc.	55,228	1,818,658
Valero Energy Corp.	67,322	4,760,339

		$28,730,883
Energy - Integrated - 1.6%
Chevron Corp.	71,200	$6,405,152
Exxon Mobil Corp.	92,838	7,236,722

		$13,641,874
Food & Beverages - 4.6%
Archer Daniels Midland Co.	178,216	$6,536,963
Coca-Cola Co.	187,573	8,058,136
General Mills, Inc.	165,978	9,570,291
Mondelez International, Inc.	175,198	7,855,878
Tyson Foods, Inc., “A”	151,378	8,072,989

		$40,094,257
Food & Drug Stores - 1.8%
CVS Health Corp.	159,331	$15,577,792

Gaming & Lodging - 1.4%
Royal Caribbean Cruises Ltd.	121,215	$12,268,170

General Merchandise - 1.5%
Kohl’s Corp.	185,049	$8,813,884
Target Corp.	58,980	4,282,538

		$13,096,422
Health Maintenance Organizations - 1.1%
Anthem, Inc.	24,899	$3,471,917
Centene Corp. (a)	50,891	3,349,137
Molina Healthcare, Inc. (a)	54,645	3,285,804

		$10,106,858
Insurance - 4.0%
Berkshire Hathaway, Inc., “B” (a)	20,161	$2,662,058
MetLife, Inc.	234,997	11,329,205
Prudential Financial, Inc.	155,544	12,662,837

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Validus Holdings Ltd.	188,698	$8,734,830

		$35,388,930
Internet - 4.2%
Alphabet, Inc., “A” (a)	25,898	$20,148,903
Alphabet, Inc., “C” (a)	9,931	7,536,437
Facebook, Inc., “A” (a)	91,413	9,567,285

		$37,252,625
Leisure & Toys - 1.5%
Electronic Arts, Inc. (a)	194,661	$13,377,104

Machinery & Tools - 1.0%
Illinois Tool Works, Inc.	49,462	$4,584,138
Roper Technologies, Inc.	21,460	4,072,893

		$8,657,031
Major Banks - 6.2%
Goldman Sachs Group, Inc.	72,677	$13,098,576
JPMorgan Chase & Co.	371,583	24,535,625
Wells Fargo & Co.	309,401	16,819,038

		$54,453,239
Medical & Health Technology & Services - 0.6%
Community Health Systems, Inc. (a)	195,764	$5,193,619

Medical Equipment - 3.0%
Abbott Laboratories	249,978	$11,226,512
Medtronic PLC	199,673	15,358,847

		$26,585,359
Network & Telecom - 2.0%
Cisco Systems, Inc.	658,180	$17,872,878

Oil Services - 1.1%
Schlumberger Ltd.	141,496	$9,869,346

Other Banks & Diversified Financials - 4.0%
American Express Co.	117,449	$8,168,578
Citigroup, Inc.	306,300	15,851,025
Discover Financial Services	215,250	11,541,705

		$35,561,308
Pharmaceuticals - 6.9%
Bristol-Myers Squibb Co.	250,694	$17,245,240
Johnson & Johnson	134,660	13,832,275
Merck & Co., Inc.	330,634	17,464,088
Pfizer, Inc.	386,994	12,492,166

		$61,033,769
Railroad & Shipping - 1.1%
Union Pacific Corp.	125,935	$9,848,117

Real Estate - 1.5%
AvalonBay Communities, Inc., REIT	20,434	$3,762,512
Public Storage, Inc., REIT	38,561	9,551,560

		$13,314,072

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Restaurants - 1.1%
Brinker International, Inc.	94,884	$4,549,688
YUM! Brands, Inc.	73,549	5,372,754

		$9,922,442
Specialty Stores - 6.2%
Amazon.com, Inc. (a)	34,507	$23,322,936
American Eagle Outfitters, Inc.	657,646	10,193,513
AutoZone, Inc. (a)	18,595	13,795,816
Best Buy Co., Inc.	225,684	6,872,078

		$54,184,343
Telecommunications - Wireless - 0.6%
American Tower Corp., REIT	50,130	$4,860,104

Telephone Services - 1.8%
AT&T, Inc.	43,557	$1,498,796
Verizon Communications, Inc.	305,409	14,116,004

		$15,614,800
Tobacco - 2.2%
Altria Group, Inc.	58,791	$3,422,224
Philip Morris International, Inc.	181,194	15,928,765

		$19,350,989
Utilities - Electric Power - 3.4%
AES Corp.	588,904	$5,635,811
American Electric Power Co., Inc.	176,756	10,299,572
Edison International	67,396	3,990,517
Exelon Corp.	353,659	9,821,110

		$29,747,010
Total Common Stocks		$866,446,608

Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value (v)	10,385,113	$10,385,113
Total Investments		$876,831,721

Other Assets, Less Liabilities - 0.3%		2,892,361
Net Assets - 100.0%		$879,724,082

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

12/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$866,446,608	$—	$—	$866,446,608
Mutual Funds	10,385,113	—	—	10,385,113
Total Investments	$876,831,721	$—	$—	$876,831,721

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$817,214,497
Gross unrealized appreciation	88,312,141
Gross unrealized depreciation	(28,694,917)
Net unrealized appreciation (depreciation)	$59,617,224

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,965,667	82,173,189	(73,753,743)	10,385,113

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,620	$10,385,113

6

QUARTERLY REPORT

December 31, 2015

MFS® MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

12/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.2%
Aerospace - 1.6%
L-3 Communications Holdings, Inc.	299,927	$35,844,278
Rockwell Collins, Inc.	310,958	28,701,423

		$64,545,701
Airlines - 1.2%
Alaska Air Group, Inc.	257,733	$20,750,084
Delta Air Lines, Inc.	560,008	28,386,806

		$49,136,890
Alcoholic Beverages - 0.5%
Molson Coors Brewing Co.	205,250	$19,277,080

Apparel Manufacturers - 1.0%
Hanesbrands, Inc.	571,226	$16,811,182
PVH Corp.	320,960	23,638,704

		$40,449,886
Automotive - 2.5%
BorgWarner Transmission Systems, Inc.	481,557	$20,817,709
Delphi Automotive PLC	302,902	25,967,788
Harley-Davidson, Inc.	474,155	21,521,895
LKQ Corp. (a)	1,038,187	30,761,481

		$99,068,873
Broadcasting - 1.8%
Discovery Communications, Inc., “A” (a)	820,761	$21,897,903
Interpublic Group of Companies, Inc.	889,594	20,709,748
Nielsen Holdings PLC	607,143	28,292,864

		$70,900,515
Brokerage & Asset Managers - 2.4%
Affiliated Managers Group, Inc. (a)	107,736	$17,211,903
Apollo Global Management, “A”	694,366	10,540,476
NASDAQ, Inc.	854,929	49,731,220
TD Ameritrade Holding Corp.	556,798	19,326,459

		$96,810,058
Business Services - 3.3%
Amdocs Ltd.	506,449	$27,636,922
Brenntag AG	338,574	17,670,955
Fidelity National Information Services, Inc.	565,040	34,241,424
First Data Corp. (a)	851,322	13,638,178
Realogy Holdings Corp. (a)	582,383	21,355,985
Univar, Inc. (a)	904,664	15,388,335

		$129,931,799
Chemicals - 0.7%
Celanese Corp.	417,149	$28,086,642

Computer Software - 0.4%
Symantec Corp.	839,009	$17,619,189

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - 4.8%
IMS Health Holdings, Inc. (a)	1,058,778	$26,967,076
Ingram Micro, Inc., “A”	974,879	29,616,824
Lexmark International, Inc., “A”	503,043	16,323,745
NCR Corp. (a)	871,770	21,323,494
NICE Systems Ltd., ADR	300,998	17,253,205
Sabre Corp.	1,074,049	30,041,151
Western Digital Corp.	240,925	14,467,546
Xerox Corp.	3,479,237	36,984,289

		$192,977,330
Construction - 2.5%
Armstrong World Industries, Inc. (a)	666,378	$30,473,466
Owens Corning	578,098	27,187,949
Stanley Black & Decker, Inc.	390,658	41,694,928

		$99,356,343
Consumer Products - 1.9%
Newell Rubbermaid, Inc.	1,214,049	$53,515,280
Sensient Technologies Corp.	358,988	22,551,626

		$76,066,906
Consumer Services - 0.5%
Houghton Mifflin Harcourt Co. (a)	899,250	$19,585,665

Containers - 1.2%
Graphic Packaging Holding Co.	1,495,658	$19,189,292
Greif, Inc., “A”	368,715	11,360,109
Owens-Illinois, Inc. (a)	877,685	15,289,273

		$45,838,674
Electrical Equipment - 1.6%
Pentair PLC	427,995	$21,198,592
Tyco International PLC	892,399	28,458,604
WESCO International, Inc. (a)	296,377	12,945,747

		$62,602,943
Electronics - 2.3%
Analog Devices, Inc.	396,795	$21,950,699
Keysight Technologies, Inc. (a)	725,392	20,550,355
Maxim Integrated Products, Inc.	380,512	14,459,456
Microchip Technology, Inc.	483,176	22,487,011
NXP Semiconductors N.V. (a)	139,103	11,719,428

		$91,166,949
Energy - Independent - 5.0%
Antero Resources Corp. (a)(l)	761,766	$16,606,499
Cimarex Energy Co.	186,125	16,635,853
Energen Corp.	408,249	16,734,127
EQT Corp.	368,234	19,196,038
Hess Corp.	586,368	28,427,121
HollyFrontier Corp.	562,589	22,441,675
Memorial Resource Development Corp. (a)	1,299,600	20,988,540
Noble Energy, Inc.	394,926	13,004,913
PDC Energy, Inc. (a)	323,156	17,250,067
Pioneer Natural Resources Co.	168,820	21,166,652
SM Energy Co.	374,991	7,372,323

		$199,823,808

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 6.6%
Archer Daniels Midland Co.	677,557	$24,852,791
Bunge Ltd.	465,319	31,771,981
Ingredion, Inc.	284,174	27,235,236
J.M. Smucker Co.	268,851	33,160,082
Kellogg Co.	439,641	31,772,855
McCormick & Co., Inc.	315,933	27,031,227
Pinnacle Foods, Inc.	957,806	40,668,443
TreeHouse Foods, Inc. (a)	224,091	17,582,180
Tyson Foods, Inc., “A”	526,116	28,057,766

		$262,132,561
Food & Drug Stores - 0.4%
Empire Co. Ltd.	591,564	$11,004,450
United Natural Foods, Inc. (a)	158,143	6,224,508

		$17,228,958
General Merchandise - 0.5%
Kohl’s Corp.	379,282	$18,065,202

Insurance - 6.5%
Arthur J. Gallagher & Co.	599,950	$24,561,953
Everest Re Group Ltd.	176,301	32,278,950
Hanover Insurance Group, Inc.	298,933	24,315,210
Hartford Financial Services Group, Inc.	969,907	42,152,158
Lincoln National Corp.	653,428	32,841,291
Third Point Reinsurance Ltd. (a)	1,086,204	14,565,996
Unum Group	922,455	30,708,527
Validus Holdings Ltd.	613,071	28,379,057
XL Group PLC	728,449	28,540,632

		$258,343,774
Machinery & Tools - 4.4%
Allison Transmission Holdings, Inc.	1,782,454	$46,147,734
Cummins, Inc.	318,045	27,991,140
Deere & Co.	358,298	27,327,388
Eaton Corp. PLC	486,241	25,303,982
Joy Global, Inc.	287,510	3,625,501
Regal Beloit Corp.	271,115	15,865,650
SPX FLOW, Inc. (a)	368,537	10,285,868
Xylem, Inc.	549,559	20,058,904

		$176,606,167
Major Banks - 2.0%
Comerica, Inc.	453,930	$18,987,892
Huntington Bancshares, Inc.	3,021,902	33,422,236
KeyCorp	2,020,308	26,647,863

		$79,057,991
Medical & Health Technology & Services - 2.5%
Community Health Systems, Inc. (a)	490,499	$13,012,938
LifePoint Hospitals, Inc. (a)	224,053	16,445,490
MEDNAX, Inc. (a)	228,262	16,357,255
Quest Diagnostics, Inc.	399,225	28,400,867
Universal Health Services, Inc.	198,170	23,679,333

		$97,895,883

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 6.5%
Agilent Technologies, Inc.	594,861	$24,871,138
Cooper Cos., Inc.	250,567	33,626,091
DENTSPLY International, Inc.	482,455	29,357,387
PerkinElmer, Inc.	674,910	36,154,929
St. Jude Medical, Inc.	448,211	27,685,993
Steris PLC	398,941	30,056,215
Teleflex, Inc.	186,417	24,504,515
VWR Corp. (a)	606,049	17,157,247
Zimmer Biomet Holdings, Inc.	340,808	34,963,493

		$258,377,008
Natural Gas - Distribution - 1.4%
NiSource, Inc.	930,389	$18,151,889
NorthWestern Corp.	525,135	28,488,574
Spectra Energy Corp.	447,314	10,708,697

		$57,349,160
Natural Gas - Pipeline - 0.5%
Columbia Pipeline Group, Inc.	1,086,595	$21,731,900

Network & Telecom - 0.3%
Harris Corp.	137,501	$11,948,837

Oil Services - 1.7%
Cameron International Corp. (a)	312,966	$19,779,451
Forum Energy Technologies, Inc. (a)	1,106,551	13,787,625
Frank’s International N.V.	1,114,745	18,605,094
Oil States International, Inc. (a)	524,503	14,292,707

		$66,464,877
Other Banks & Diversified Financials - 7.9%
BB&T Corp.	1,015,802	$38,407,474
Citizens Financial Group, Inc.	1,445,375	37,854,371
Discover Financial Services	741,869	39,779,016
Fifth Third Bancorp	2,582,855	51,915,386
M&T Bank Corp.	227,801	27,604,925
New York Community Bancorp, Inc.	1,263,159	20,614,755
Northern Trust Corp.	413,401	29,802,078
PrivateBancorp, Inc.	736,089	30,194,371
SunTrust Banks, Inc.	510,041	21,850,156
Wintrust Financial Corp.	377,646	18,323,384

		$316,345,916
Pharmaceuticals - 1.2%
Endo International PLC (a)	496,451	$30,392,730
Impax Laboratories, Inc. (a)	401,587	17,171,860

		$47,564,590
Railroad & Shipping - 0.4%
Kansas City Southern Co.	221,896	$16,568,974

Real Estate - 4.9%
Annaly Mortgage Management, Inc., REIT	1,119,701	$10,502,795
Corporate Office Properties Trust, REIT	1,540,111	33,620,623
DDR Corp., REIT	1,102,848	18,571,960

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
EPR Properties, REIT	459,038	$26,830,771
Equity Lifestyle Properties, Inc., REIT	338,333	22,556,661
Medical Properties Trust, Inc., REIT	3,031,422	34,891,667
Mid-America Apartment Communities, Inc., REIT	328,626	29,842,527
Plum Creek Timber Co. Inc., REIT	409,173	19,525,736

		$196,342,740
Restaurants - 1.2%
Aramark	1,003,245	$32,354,651
DineEquity, Inc.	186,681	15,806,280

		$48,160,931
Specialty Chemicals - 3.0%
Akzo Nobel N.V.	343,409	$22,937,491
Albemarle Corp.	493,167	27,622,284
Axalta Coating Systems Ltd. (a)	1,361,257	36,277,499
Valspar Corp.	372,238	30,877,142

		$117,714,416
Specialty Stores - 2.7%
AutoZone, Inc. (a)	36,196	$26,854,174
Bed Bath & Beyond, Inc. (a)	360,027	17,371,303
Gap, Inc.	726,259	17,938,597
Sally Beauty Holdings, Inc. (a)	1,030,834	28,749,960
Urban Outfitters, Inc. (a)	676,777	15,396,677

		$106,310,711
Telephone Services - 0.9%
Frontier Communications Corp.	4,115,410	$19,218,965
Quebecor, Inc., “B” (l)	716,779	17,550,388

		$36,769,353
Trucking - 0.3%
Knight Transportation, Inc.	566,523	$13,726,852

Utilities - Electric Power - 6.2%
AES Corp.	2,810,165	$26,893,279
CMS Energy Corp.	798,288	28,802,231
DTE Energy Co.	419,640	33,650,932
Dynegy, Inc. (a)	446,014	5,976,588
Eversource Energy	563,541	28,780,039
Exelon Corp.	739,415	20,533,555
NRG Energy, Inc.	968,297	11,396,856
Pinnacle West Capital Corp.	584,239	37,671,731
Public Service Enterprise Group, Inc.	774,061	29,948,420
WEC Energy Group, Inc.	412,892	21,185,489

		$244,839,120
Total Common Stocks		$3,872,791,172

Convertible Preferred Stocks - 0.5%
Telephone Services - 0.5%
Frontier Communications Corp., 11.125%	208,300	$19,076,114

Money Market Funds - 1.8%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value (v)	73,595,801	$73,595,801

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Collateral for Securities Loaned - 0.4%
Navigator Securities Lending Prime Portfolio, 0.32%, at Net Asset Value (j)	15,319,840	$15,319,840
Total Investments		$3,980,782,927

Other Assets, Less Liabilities - 0.1%		2,968,902
Net Assets - 100.0%		$3,983,751,829

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

12/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,793,731,369	$—	$—	$3,793,731,369
Netherlands	11,719,428	22,937,491	—	34,656,919
Canada	28,554,838	—	—	28,554,838
Germany	—	17,670,955	—	17,670,955
Israel	17,253,205	—	—	17,253,205
Mutual Funds	88,915,641	—	—	88,915,641
Total Investments	$3,940,174,481	$40,608,446	$—	$3,980,782,927

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $40,608,446 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,762,778,866
Gross unrealized appreciation	492,672,916
Gross unrealized depreciation	(274,668,855)
Net unrealized appreciation (depreciation)	$218,004,061

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	119,490,180	394,899,697	(440,794,076)	73,595,801

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$38,164	$73,595,801

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XI

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: February 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: February 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 16, 2016

*	Print name and title of each signing officer under his or her signature.